Supplementary Information to the Statements of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Information to the Statements of Profit and Loss (Details) [Line Items]
Business combination.		$ 24,282
Cost of sales [Member]
Supplementary Information to the Statements of Profit and Loss (Details) [Line Items]
Amortization of intangible assets	$ 5,376	574	$ 0
Selling, general and administrative expense [Member]
Supplementary Information to the Statements of Profit and Loss (Details) [Line Items]
Amortization of intangible assets	$ 1,807	$ 265	$ 0